Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Liabilities:
Deposits received at banks		¥ 49,874	¥ 14,392
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	3,510,000	3,192,000
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	3,510,000	3,192,000
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	5,000	2,000
Total Liabilities	[1]	5,000	2,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	281,000	309,000
Deposits with stock exchanges and other segregated cash	[1]	374,000	374,000
Loans receivable	[1],[2]	2,120,000	2,201,000
Securities purchased under agreements to resell	[1]	10,757,000	12,362,000
Securities borrowed	[1]	5,264,000	3,529,000
Total Assets	[1]	18,796,000	18,775,000
Liabilities:
Short-term borrowings	[1]	1,265,000	1,458,000
Deposits received at banks	[1]	1,342,000	1,275,000
Securities sold under agreements to repurchase	[1]	13,360,000	16,349,000
Securities loaned	[1]	1,381,000	962,000
Other secured borrowings	[1]	393,000	718,000
Long-term borrowings	[1]	7,370,000	7,263,000
Total Liabilities	[1]	25,111,000	28,025,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	817,000	641,000
Securities purchased under agreements to resell	[1]	18,000	15,000
Securities borrowed	[1]
Total Assets	[1]	835,000	656,000
Liabilities:
Short-term borrowings	[1]	103,000	29,000
Deposits received at banks	[1]	1,000	1,000
Securities sold under agreements to repurchase	[1]	0
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	603,000	468,000
Total Liabilities	[1]	707,000	498,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	3,510,000	3,192,000
Time deposits	[1]	281,000	309,000
Deposits with stock exchanges and other segregated cash	[1]	374,000	374,000
Loans receivable	[1],[2]	2,937,000	2,848,000
Securities purchased under agreements to resell	[1]	10,775,000	12,377,000
Securities borrowed	[1]	5,264,000	3,530,000
Total Assets	[1]	23,141,000	22,630,000
Liabilities:
Short-term borrowings	[1]	1,368,000	1,487,000
Deposits received at banks	[1]	1,342,000	1,276,000
Securities sold under agreements to repurchase	[1]	13,360,000	16,349,000
Securities loaned	[1]	1,381,000	961,000
Other secured borrowings	[1]	393,000	718,000
Long-term borrowings	[1]	7,975,000	7,776,000
Total Liabilities	[1]	25,819,000	28,567,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	3,510,000	3,192,000
Time deposits	[1]	281,000	309,000
Deposits with stock exchanges and other segregated cash	[1]	374,000	374,000
Loans receivable	[1],[2]	2,937,000	2,842,000
Securities purchased under agreements to resell	[1]	10,775,000	12,377,000
Securities borrowed	[1]	5,264,000	3,529,000
Total Assets	[1]	23,141,000	22,623,000
Liabilities:
Short-term borrowings	[1]	1,368,000	1,487,000
Deposits received at banks	[1]	1,343,000	1,276,000
Securities sold under agreements to repurchase	[1]	13,360,000	16,349,000
Securities loaned	[1]	1,381,000	962,000
Other secured borrowings	[1]	393,000	718,000
Long-term borrowings	[1]	7,978,000	7,733,000
Total Liabilities	[1]	¥ 25,823,000	¥ 28,525,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.